NET LOSS PER SHARE	12 Months Ended
Feb. 23, 2013
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 11—NET LOSS PER SHARE

The following table reflects the calculation of basic and diluted net loss per share:

	2013	2012	2011
Net loss per share from continuing operations—basic:
Net loss from continuing operations available to common stockholders	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212

Net loss per share from continuing operations—basic	$(1.24)	$(0.52)	$(0.94)

Net loss per share from continuing operations—diluted:
Net loss from continuing operations used for diluted net earnings per share calculation	$(263)	$(110)	$(200)
Weighted average shares outstanding—basic	212	212	212
Dilutive impact of options and restricted stock outstanding	—	—	—

Weighted average shares outstanding—diluted	212	212	212

Net loss per share from continuing operations—diluted	$(1.24)	$(0.52)	$(0.94)

Options and restricted stock of 25, 21 and 24 shares were outstanding during fiscal 2013, 2012 and 2011, respectively, but were excluded from the computation of diluted net loss per share because they were antidilutive.